SEGMENTS OF BUSINESS	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
11.	SEGMENTS OF BUSINESS

The Company is organized into two segments as of the end of 2011 and 2010.

Management and consulting services ("Management")

The Company provides management and consulting services for small companies which are generally seeking to become publicly traded. The Company also provides management and investment services for Investors LLC, Investors II and other unaffiliated companies.

Operation of restaurants ("Restaurants")

At December 31, 2011, the Company has majority ownership of four restaurants and a management company in South Africa. Three of the restaurants and the management company were operating at December 31, 2011 and the fourth restaurant opened in February 2012. Majority ownership was acquired effective September 30, 2011 and these operations are consolidated with the Company’s other operations since that date. At December 31, 2011, the Company has 49% ownership of two restaurants in Australia, one of which opened in January 2012 and the second is under construction and expected to open in the second quarter of 2012. The operations in Australia will be accounted for using the equity method. The Company has also begun activity in Hungary, Brazil and Europe, but has not finalized any arrangement.

Financial information regarding the Company's segments is as follows for 2011 and 2010.

Year ended December 31, 2011

	Management	Restaurants	Total

Revenues	$496,402	$967,418	$1,463,820

Interest expense	$118,995	$61,830	$180,825

Depreciation and amortization	$8,013	$79,604	$87,617

Profit (loss)	$(1,004,157)	$(104,659)	$(1,108,816)
Investments and other			-
Non-controlling interest			5,426
			$(1,103,390)

Assets	$471,701	$3,948,026	$4,419,727
Investments			1,084,951
			$5,504,678

Liabilities	$3,522,775	$340,640	$3,863,415

Expenditures for non-current assets	$2,807	$385,302	$388,109

Year ended December 31, 2010

	Management	Restaurants	Total

Revenues	$136,301	$-	$136,301

Interest expense	$140,016	$-	$140,016

Depreciation and amortization	$11,079	$-	$11,079

Profit (loss)	$(949,904)	$58,337	$(891,567)
Investments and other			(138,351)
Non-controlling interest			18,353
			$(1,011,565)

Assets	$208,261	$87,200	$295,461
Investments			1,119,098
			$1,414,559

Liabilities	$1,332,134	$-	$1,332,134

Expenditures for non-current assets	$4,517	$-	$4,517

The following is revenues and long-lived assets by geographic area as of and for the years ended December 31:

Revenue:	2011	2010
United States	$496,402	$136,301
South Africa	967,418	-
	$1,463,820	$136,301

Long-lived assets, end of year:	2011	2010
United States	$1,109,288	$1,168,641
South Africa	3,112,783	87,200
Australia	672,175	-
Brazil	101	-
	$4,894,347	$1,255,841

The Company used multiple foreign currency exchange rates during the periods presented. For South Africa, for the Statements of Operations we used average rates for the period ranging from 7.94-8.17 Rands per USD, and for the Balance Sheet current assets and liabilities were at 8.12 and non-current assets and liabilities ranging from 6.93-8.07. For Australia, for the Statement of Operations we used an average rate of 1.02 USD per AUD and for the balance sheet we used 1.06 for current assets and liabilities, and 1.02 for non-current assets and liabilities.